EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
23.	EARNINGS PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Net earnings (loss) attributable to the company	$(49.4)	$(72.3)	$(127.6)
Weighted average shares used in computation of basic earnings per share (in millions)	14.5	14.5	14.5
Weighted average shares used in computation of diluted earnings per share (in millions)	14.5	14.5	14.5
Basic and diluted earnings (loss) per share from continuing operations	(3.41)	(4.99)	(9.01)
Basic and diluted earnings (loss) per share from discontinued operations	–	–	0.21
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	(3.41)	(4.99)	(8.80)